Commitments	12 Months Ended
Dec. 31, 2017
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Commitments

35. Commitments

At the balance sheet date there were no commitments for capital expenditure contracted for but not yet incurred.

The Group leases various offices and warehouses under non-cancellable operating lease agreements. The leases have varying terms and renewal rights. The Group also leases various plant and equipment under operating lease agreements, also with varying terms. Lease expenditure charged to the income statement was £178m (2016: £186m).

The future aggregate minimum lease payments in respect of operating leases are as follows:

All figures in £ millions	2017	2016
Not later than one year	156	174
Later than one year and not later than two years	139	147
Later than two years and not later than three years	121	129
Later than three years and not later than four years	100	115
Later than four years and not later than five years	86	96
Later than five years	599	661

	1,201	1,322

In the event that the Group has excess capacity in its leased offices and warehouses it will enter into sub-lease contracts in order to offset costs. The future aggregate minimum sub-lease payments expected to be received under non-cancellable sub-leases are as follows:

All figures in £ millions	2017	2016
Not later than one year	45	44
Later than one year and not later than two years	45	46
Later than two years and not later than three years	40	44
Later than three years and not later than four years	35	39
Later than four years and not later than five years	33	34
Later than five years	138	155

	336	362